Stock-Based Compensation	12 Months Ended
Oct. 31, 2015
Stock-Based Compensation
Stock-Based Compensation

Note 6: Stock-Based Compensation

HP’s stock-based compensation plans include incentive compensation plans and an employee stock purchase plan (“ESPP”).

Stock-Based Compensation Expense and Related Income Tax Benefits for Continuing Operations

Stock-based compensation expense and the resulting tax benefits for continuing operations were as follows:

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Stock-based compensation expense	$212	$196	$156
Income tax benefit	(62)	(65)	(51)

Stock-based compensation expense, net of tax	$150	$131	$105

In connection with the Separation, the Board of Directors approved amendments to certain outstanding long-term incentive awards on July 29, 2015. The amendments provided for the accelerated vesting on September 17, 2015 of certain stock-based awards that were otherwise scheduled to vest between September 18, 2015 and December 31, 2015. The pre-tax stock-based compensation expense due to the acceleration for continuing operations was approximately $23 million in fiscal year 2015.

Cash received from option exercises and purchases under the Hewlett-Packard Company 2011 Employee Stock Purchase Plan (the “2011 ESPP”) was $206 million in fiscal 2015, $143 million in fiscal 2014 and $137 million in fiscal 2013. The benefit realized for the tax deduction from option exercises in fiscal 2015, 2014 and 2013 was $30 million, $9 million and $2 million, respectively.

Stock-Based Incentive Compensation Plans

HP’s stock-based incentive compensation plans include equity plans adopted in 2004 and 2000, as amended (“principal equity plans”), as well as various equity plans assumed through acquisitions under which stock-based awards are outstanding. Stock-based awards granted from the principal equity plans include restricted stock awards, stock options and performance-based awards. Employees meeting certain employment qualifications are eligible to receive stock-based awards.

Restricted stock awards are non-vested stock awards that may include grants of restricted stock or restricted stock units. Restricted stock awards and cash-settled awards are generally subject to forfeiture if employment terminates prior to the lapse of the restrictions. Such awards generally vest one to three years from the date of grant. During the vesting period, ownership of the restricted stock cannot be transferred. Restricted stock has the same dividend and voting rights as common stock and is considered to be issued and outstanding upon grant. The dividends paid on restricted stock are non-forfeitable. Restricted stock units do not have the voting rights of common stock, and the shares underlying restricted stock units are not considered issued and outstanding upon grant. However, shares underlying restricted stock units are included in the calculation of diluted net EPS. Restricted stock units have forfeitable dividend equivalent rights equal to the dividend paid on common stock. HP expenses the fair value of restricted stock awards ratably over the period during which the restrictions lapse.

Stock options granted under the principal equity plans are generally non-qualified stock options, but the principal equity plans permit some options granted to qualify as incentive stock options under the U.S. Internal Revenue Code. Stock options generally vest over three to four years from the date of grant. The exercise price of a stock option is equal to the closing price of HP’s stock on the option grant date. The majority of stock options issued by HP contain only service vesting conditions. However, starting in fiscal 2011, HP began granting performance-contingent stock options that vest only on the satisfaction of both service and market conditions prior to the expiration of the awards.

In connection with the Separation and in accordance with the employee matters agreement, HP has made certain adjustments to the exercise price and number of stock-based compensation awards with the intention of preserving the intrinsic value of the awards prior to the Separation. Exercisable and non-exercisable stock options have been converted to similar awards of the entity where the employee is working post-separation. Restricted stock unit awards and performance-contingent awards have been adjusted to provide holders restricted stock units and performance-contingent awards in the company that employs such employee following the Separation. The restricted stock awards activity and stock options activity in the tables below include discontinued operations, as the awards were not cancelled until the Separation became effective in the first quarter of fiscal 2016.

Restricted Stock Awards

A summary of restricted stock awards activity is as follows:

	As of October 31
	2015		2014		2013
	Shares	Weighted- Average Grant Date Fair Value Per Share	Shares	Weighted- Average Grant Date Fair Value Per Share	Shares	Weighted- Average Grant Date Fair Value Per Share
	In thousands		In thousands		In thousands
Outstanding at beginning of year	40,808	$24	32,262	$21	25,532	$31
Granted and assumed through acquisition	26,991	$35	26,036	$28	20,707	$15
Vested	(34,177)	$26	(14,253)	$24	(10,966)	$33
Forfeited	(3,905)	$29	(3,237)	$22	(3,011)	$24

Outstanding at end of year	29,717	$32	40,808	$24	32,262	$21

In fiscal 2015, HP assumed approximately 8 million shares of restricted stock units through acquisition with a weighted-average grant date fair value of $33 per share.

The total grant date fair value of restricted stock awards vested in fiscal 2015, 2014 and 2013 was $593 million, $234 million and $247 million, respectively, net of taxes. As of October 31, 2015, total unrecognized pre-tax stock-based compensation expense related to non-vested restricted stock awards for continuing operations was $139 million, which is expected to be recognized over the remaining weighted-average vesting period of 1.6 years.

Stock Options

HP utilizes the Black-Scholes-Merton option pricing formula to estimate the fair value of stock options subject to service-based vesting conditions. HP estimates the fair value of stock options subject to performance-contingent vesting conditions using a combination of a Monte Carlo simulation model and a lattice model as these awards contain market conditions. The weighted-average fair value and the assumptions used to measure fair value were as follows:

	For the fiscal years ended October 31
	2015	2014	2013
Weighted-average fair value(1)	$8	$7	$4
Expected volatility(2)	26.8%	33.1%	41.7%
Risk-free interest rate(3)	1.7%	1.8%	1.1%
Expected dividend yield(4)	1.8%	2.1%	3.6%
Expected term in years(5)	5.9	5.7	5.9

(1)	The weighted-average fair value was based on stock options granted during the period.

(2)

For all awards granted in fiscal 2015 and fiscal 2013, expected volatility was estimated using the implied volatility derived from options traded on HP’s common stock. For awards granted in fiscal 2014, expected volatility for awards subject to service-based vesting was estimated using the implied volatility derived from options traded on HP’s common stock, whereas for performance- contingent awards, expected volatility was estimated using the historical volatility of HP’s common stock.

(3)	The risk-free interest rate was estimated based on the yield on U.S. Treasury zero-coupon issues.

(4)	The expected dividend yield represents a constant dividend yield applied for the duration of the expected term of the award.

(5)

For awards subject to service-based vesting, the expected term was estimated using historical exercise and post-vesting termination patterns; and for performance-contingent awards, the expected term represents an output from the lattice model.

A summary of stock options activity is as follows:

	As of October 31
	2015				2014				2013
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	In thousands		In years	In millions	In thousands		In years	In millions	In thousands		In years	In millions
Outstanding at beginning of year	57,853	$27			84,042	$27			87,296	$29
Granted and assumed through acquisitions	9,086	$36			9,575	$28			25,785	$15
Exercised	(12,845)	$19			(11,145)	$18			(10,063)	$19
Forfeited/cancelled/expired	(17,816)	$40			(24,619)	$31			(18,976)	$25
Outstanding at end of year	36,278	$26	5.1	$153	57,853	$27	4.3	$629	84,042	$27	3.9	$303
Vested and expected to vest at end of year	34,973	$26	5.0	$152	54,166	$27	4.1	$571	80,004	$27	3.7	$274
Exercisable at end of year	25,630	$24	4.4	$146	30,459	$33	2.3	$197	49,825	$33	1.8	$58

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value that option holders would have received had all option holders exercised their options on the last trading day of fiscal 2015, 2014 and 2013. The aggregate intrinsic value is the difference between HP’s closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options. The total intrinsic value of options exercised in fiscal 2015, 2014 and 2013 was $214 million, $151 million and $36 million, respectively. The total grant date fair value of options vested in fiscal 2015, 2014 and 2013 was $59 million, $53 million and $64 million, respectively, net of taxes.

The following table summarizes significant ranges of outstanding and exercisable stock options:

	As of October 31, 2015
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted- Average Remaining Contractual Term	Weighted- Average Exercise Price	Shares Exercisable	Weighted- Average Exercise Price
	In thousands	In years	In thousands
$0-$9.99	221	3.9	$6	205	$7
$10-$19.99	9,863	4.5	$14	9,398	$14
$20-$29.99	15,775	4.9	$26	11,635	$25
$30-$39.99	8,858	6.7	$37	2,831	$37
$40-$49.99	1,322	1.3	$45	1,322	$45
$50-$59.99	239	2.3	$52	239	$52

	36,278	5.1	$26	25,630	$24

As of October 31, 2015, total unrecognized pre-tax stock-based compensation expense related to stock options for continuing operations was $14 million, which is expected to be recognized over a weighted-average vesting period of 2.2 years.

Employee Stock Purchase Plan

HP sponsors the 2011 ESPP, pursuant to which eligible employees may contribute up to 10% of base compensation, subject to certain income limits, to purchase shares of HP’s common stock.

Pursuant to the terms of the 2011 ESPP, employees purchase stock under the 2011 ESPP at a price equal to 95% of HP’s closing stock price on the purchase date. No stock-based compensation expense was recorded in connection with those purchases because the criteria of a non-compensatory plan were met.

Shares Reserved

Shares available for future grant and shares reserved for future issuance under the stock-based incentive compensation plans and the 2011 ESPP were as follows:

	As of October 31
	2015	2014	2013
	In thousands
Shares available for future grant	215,949	246,852	300,984

Shares reserved for future issuance	276,481	344,848	417,642